UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

33 Bishops Way

Suite 122

Brookfield, WI 53005

(Address of principal executive offices)

 (Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Copies to:

Robert J Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: 262-369-9180

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Frontier MicroCap Fund

AMERICAN SHARED HOSPITAL SERVICES

Ticker Symbol:AMS	Cusip Number:029595105
Record Date: 5/8/2008	Meeting Date: 6/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF MOSS ADAMS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008	For	Issuer	For	With

API NANOTRONICS CORP

Ticker Symbol:API	Cusip Number:03761M104
Record Date: 9/4/2007	Meeting Date: 10/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION FOR BOARD OF DIRECTORS	Split	Issuer	For	With/Against
2	APPROVAL OF 2006 EQUITY PLAN	Against	Issuer	For	Against
3	APPROVAL TO AMENDMENT TO CERTIFICATE OF INCORPORATION TO INCREASE NUMBER OF AUTHORIZED SHARES	Against	Issuer	For	Against
4	WITHUMSMITH & BROWN APPOINTED AS INDEPENDENT REGISTERED ACCOUNTING FIRM	For	Issuer	For	With

AROTECH

Ticker Symbol:ARTX	Cusip Number:042682203
Record Date: 8/17/2007	Meeting Date: 10/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS 1 NO 2 NO 3 YES 4 YES	Split	Issuer	For	With/Against
2	APPROVE AND ADOPT THE 2007 NON -EMPLOYEE DIRECTOR EQUITY COMP PLAN	For	Issuer	For	With

AUTHENTIDATE

Ticker Symbol:ADAT	Cusip Number:052666104
Record Date: 3/12/2008	Meeting Date: 5/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With

CARDIAC SCIENCE

Ticker Symbol:CSCX	Cusip Number:14141A108
Record Date: 4/10/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With

CARDIOTECH

Ticker Symbol:CTE	Cusip Number:14160C100
Record Date: 8/16/2007	Meeting Date: 10/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	Against	Issuer	For	Against
2	APPROVE CARDIOTECH EMPLOYEE STOCK PURCHASE PLAN	Against	Issuer	For	Against
3	APPROVE REINCORPORATION FROM MASSACHUSETTS TO DELAWARE	Against	Issuer	For	Against
4	RATIFY SELECTION OF ERNST & YOUNG AS INDEPENDENT ACCOUNTANTS	For	Issuer	For	With

CITY TELECOM LIMITED

Ticker Symbol:CTCL	Cusip Number:178677209
Record Date: 11/21/2007	Meeting Date: 12/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RECEIVE AND ADOPT THE CONSOLIDATED FINANCIAL STATEMENTS AND REPORTS OF THE DIRECTORS AND AUDITORS OF THE COMPANY	For	Issuer	For	With
4	AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE DIRECTORS RENUMERATION	Against	Issuer	For	Against
5	RE APPOINT THE AUDITORS AND AUTHORIZE THE DIRECTORS TO FIX THEIR RENUMERATION	For	Issuer	For	With
6	GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE SHARES OR SECURITIES CONVERTIBLE INTO SHARES OF THE COMPANY	Against	Issuer	For	Against
7	TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES OF THE COMPANY	For	Issuer	For	With
8	TO EXTEND THE GENERAL MANDATE TO THE DIRECTORS TO ISSUE SHARES AND SECURITIES CONVERTIBLE INTO SHARES OF THE COMPANY IN RESOLUTION NO 6 BY THE AMOUNT OF SHARES REPURCHASED UNDER THE GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES IN PURCHASE NO 7	Against	Issuer	For	Against
9	TO AUTHORIZE THE BOARD OF DIRECTORS TO GRANT OPTIONS UNDER THE EXISTING SHARE OPTION SCHEME	Against	Issuer	For	Against
2	DECLARE A FINAL DIVIDEND FOR YEAR ENDED AUG 2007	For	Issuer	For	With
3A	RE ELECT MR LEE HON YING	For	Issuer	For	With
3B	RE ELECT MR JEFFERSON	For	Issuer	For	With

CLINICAL DATA INC.

Ticker Symbol:CLDA	Cusip Number:18725U109
Record Date: 7/30/2007	Meeting Date: 9/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Split	Issuer	For	With/Against
2	RATIFY APPOINT OF DELOITTE & TOUCHE AS REGISTERED CPA FOR 2008 FISCAL YEAR	For	Issuer	For	With

COFFEE PACIFICA INC.

Ticker Symbol:CFPC	Cusip Number:192185106
Record Date: 7/9/2007	Meeting Date: 9/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF 2007 STOCK INCENTIVE PLAN FOR EMPLOYEES AND CONSULTANTS	Against	Issuer	For	Against
2	ELECTION OF DIRECTORS	For	Issuer	For	With
3	WILLIAMS & WEBSTER AS AUDITORS	For	Issuer	For	With
4	AUTHORIZATION TO CHANGE THE NAME OF THE COMPANY	For	Issuer	For	With

DYNATRONICS

Ticker Symbol:DYNTZ	Cusip Number:268157104
Record Date: 10/2/2007	Meeting Date: 11/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY APPOINTMENT OF TANNER LC AS INDEPENDENT ACCOUNTANT	For	Issuer	For	With
3	AMEND 2005 EQUITY INCENTIVE PLAN TO INCREASE NUMBER OF SHARES FOR GRANT BY 1 MILLION SHARES	For	Issuer	For	With

ECHO THERAPUTICS INC

Ticker Symbol:ECTE	Cusip Number:27876L107
Record Date: 3/31/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR THE ELECTION OF NOMINEES	Split	Issuer	For	With/Against
2	TO APPROVE THE COMPANY'S REINCORPORATION IN THE STATE OF DELAWARE AND OTHER RELATED CHANGES IN THE RIGHTS OF SHAREHOLDERS	For	Issuer	For	With
3	TO APPROVE THE ECHO THERAPUTICS INC 2008 EQUITY INCENTIVE PLAN	Against	Issuer	For	Against
4	TO RATIFY THE APPOINTMENT OF WOLF & COMPANY P.C. AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 21,2008	For	Issuer	For	With

EGAMES

Ticker Symbol:EGAM	Cusip Number:282253103
Record Date: 3/7/2008	Meeting Date: 5/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OR DIRECTORS	For	Issuer	For	With
2	RATIFY APPOINTMENT OF STOCKTON BATES LLP AS COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDING 6/30/08	For	Issuer	For	With

EGENE INC.

Ticker Symbol:EGEI	Cusip Number:NOT GIVEN
Record Date: 6/1/2007	Meeting Date: 7/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE AGREEMENT PLAN OF MERGER	For	Issuer	For	With

ETERNAL TECHNOLOGIES GROUP

Ticker Symbol:ETCT	Cusip Number:297903106
Record Date: 10/8/2007	Meeting Date: 11/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	APPROVE ADOPTION OF ETERNAL TECHNOLOGIES STOCK OPTION PLAN	Against	Issuer	For	Against

EVOLVING SYSTEMS

Ticker Symbol:EVOL	Cusip Number:30049R100
Record Date: 4/14/2008	Meeting Date: 6/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR THE NOMINEES FOR BOARD OF DIRECTORS	Split	Issuer	For	With/Against
2	RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

ILINC COMMUNICATIONS

Ticker Symbol:LINK	Cusip Number:451724108
Record Date: 7/6/2007	Meeting Date: 8/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF KENT PETZOLD TO DIRECTOR	For	Issuer	For	With
2	APPROVAL OF MOSS ADAMS AS INDEPENDENT PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	IN THEIR DISCRETION, PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS PROPERLY MAY COME BEFORE THE MEETING	Against	Issuer	For	Against

IMMUNOMEDICS INC

Ticker Symbol:IMMU	Cusip Number:452907108
Record Date: 10/10/2007	Meeting Date: 12/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY APPT OF ERNST & YOUNG AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS	For	Issuer	For	With

INTERLINK ELECTRONICS

Ticker Symbol:LINK	Cusip Number:458751104
Record Date: 7/23/2007	Meeting Date: 9/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Against	Issuer	For	Against
2	ALLOW DIRECTORS TO VOTE ON OTHER SUCH BUSINESS AS MAY COME BEFORE THE MEETING	Against	Issuer	For	Against

INTERLINK ELECTRONICS

Ticker Symbol:LINK	Cusip Number:458751104
Record Date: 4/28/2008	Meeting Date: 6/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With

INTERNATIONAL MONETARY SYSTEMS

Ticker Symbol:INLM	Cusip Number:46004U102
Record Date: 5/1/2008	Meeting Date: 6/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY WEBB & COMPANY PA AS AUDITORS FOR THE COMPANY'S 2008 FINANCIAL STATEMENTS	For	Issuer	For	With

INTERNET AMERICA INC.

Ticker Symbol:GEEK	Cusip Number:46058Y109
Record Date: 11/2/2007	Meeting Date: 12/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT JUSTIN MCCLURE	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PANNELL KERR FOERSTER AS THE COMPANY'S INDEPENDENT ACCOUNTANT	For	Issuer	For	With
3	RATIFICATION OF THE 2007 STOCK OPTION PLAN	Against	Issuer	For	Against

LJ INTERNATIONAL

Ticker Symbol:JADE	Cusip Number:G55312105
Record Date: 1/25/2008	Meeting Date: 3/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With

MAD CATZ INTERACTIVE INC.

Ticker Symbol:MCZ	Cusip Number:556162105
Record Date: 8/8/2007	Meeting Date: 9/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS 1.MYERS 2.RICHARDSON 3.BROWN 4.MOLYNEUX 5.WOODWARD	For	Issuer	For	With
2	APPOINT KPMG AS INDEPENDENT ACCOUNTING FIRM AND AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE INDEPENDENT PUBLIC ACCOUNTING FIRM AND AUDITORS RENUMERATION	For	Issuer	For	With
3	APPROVE MAD CATZ INTERACTIVE STOCK OPTION PLAN 2007 AND THE GRANT UNDER THAT PLAN FOR OPTIONS TO PURCHASE 1M SHARES OF COMMON STOCK	Against	Issuer	For	Against
4	APPROVE AMENDMENT OF CERTAIN STOCK OPTIONS PREVIOUSLY GRANTED BY THE COMPANY TO PURCHASE 1,182,500 SHARES OF COMMON STOCK TO EXTEND THE TERM OF EXERCISE OF SUCH OPTIONS FROM 5 YEARS TO 10 YEARS	Against	Issuer	For	Against

MEMRY CORPORATION

Ticker Symbol:MRY	Cusip Number:586263204
Record Date: 10/5/2007	Meeting Date: 11/29/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With

NEW DRAGON ASIA CORP.

Ticker Symbol:NWD	Cusip Number:64378H102
Record Date: 4/23/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	Split	Issuer	For	With/Against
2	RATIFY THE BOARD OF DIRECTORS SELECTION OF GROBSTEIN, HORWATH & COMPANY LLP TO SERVE AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 25, 2008.	For	Issuer	For	With

ONSCREEN TECHNOLOGIES

Ticker Symbol:ONSC	Cusip Number:68283P109
Record Date: 9/25/2007	Meeting Date: 12/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	AMEND THE COMPANY'S RESTATED ARTICLES OF INCORPORATION TO EFFECT A CHANGE OF THE COMPANY NAME FROM ONSCREEN TECHNOLOGIES INC. TO WAYTRONX INC.	For	Issuer	For	With

OXFORD MEDIA

Ticker Symbol:OXMI	Cusip Number:691590103
Record Date: 7/24/2007	Meeting Date: 8/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR DIRECTORS 1. LEWIS 2. MALM 3. WINSTON 4. CANTONE	For	Issuer	For	With
2	CONFIRM APPOINTMENT OF WILSON & MORTAN AUSITORS	For	Issuer	For	With
3	APPROVE 1 FOR 30 REVERSE SPLIT AS APPROVED BY THE BOARD OF DIRECTORS	For	Issuer	For	With
4	APPROVE AMENDMENT TO ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF SHARES AUTHORIZED FROM 100M TO 200M	Against	Issuer	For	Against
5	NAME CHANGE TO SVI MEDIA INC.	For	Issuer	For	With

PROGRESSIVE GAMING INTL

Ticker Symbol:PGIC	Cusip Number:74332S102
Record Date: 5/1/2008	Meeting Date: 6/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	Against	Issuer	For	Against
2	RATIFY THE SELECTION OFOF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2008	For	Issuer	For	With

PROVECTUS

Ticker Symbol:PVCT	Cusip Number:74373F100
Record Date: 4/24/2008	Meeting Date: 6/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With

QIAGEN

Ticker Symbol:QGEN	Cusip Number:N72482107
Record Date: 5/13/2008	Meeting Date: 6/26/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO ADOPT THE ANNUAL ACCOUNTS FOR THE YEAR ENDED DEC 31 2007	For	Issuer	For	With
2	PROPOSAL TO APPROVE THE PERFORMANCE OF THE MANAGING BOARD DURING FISCAL YEAR 2007, INCLUDING A DISCHARGE FROM LIABILITY WITH RESPECT TO THE EXERCISE OF THEIR DUTIES DURING FISCAL YEAR 2007	For	Issuer	For	With
3	PROPOSAL TO APPROVE THE PERFORMANCE OF THE SUPERVISORY BOARD DURING FISCAL YEAR 2007, INCLUDING A DISCHARGE FROM LIABILITY	For	Issuer	For	With
4	TO REAPPOINT SIX SUPERVISORY DIRECTORS OF THE COMPANY FOR A TERM ENDING ON THE DATE OF THE ANNUAL GENERAL MEETING IN 2009	For	Issuer	For	With
5	PROPOSAL TO REAPPOINT FOUR MANAGING DIRECTORS OF THE COMPANY FOR A TERM ENDING ON THE DATE OF THE ANNUAL GENERAL MEETING IN 2009	Against	Issuer	For	Against
6	TO APPROVE THE CASH RENUMERATION OF THE SUPERVISORY BOARD	For	Issuer	For	With
7	PROPOSAL TO REAPPOINT ERNST & YOUNG ACOUNTANTS AS AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 21, 2008	For	Issuer	For	With
8	TO AUTHORIZE THE MANAGING BOARD, UNTIL DECEMBER 26, 2009, TO ACQUIRE SHARES IN THE COMPANY'S OWN SHARE CAPITAL	Against	Issuer	For	Against
9	PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF ASSOCIATION	Against	Issuer	For	Against

QLT INC.

Ticker Symbol:QLTI	Cusip Number:746927102
Record Date: 4/1/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE AS INDEPENDENT AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND TO AUTHORIZE THE DIRECTORS TO FIX THE RENUMERATION TO BE PAID OT THE AUDITORS.	For	Issuer	For	With

SAFLINK CORPORATION

Ticker Symbol:SFCK	Cusip Number:786578302
Record Date: 12/10/2007	Meeting Date: 2/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ARRPOVAL OF SAFLINK CORPORATION AND IDENTIPHI INC PURSUANT TO THE AGREEMENT AND PLAN OF MERGER DATED 8/30/07	For	Issuer	For	With
2	APPROVE AMENDMENT TO THE CERTIFICATE OF INCORPORATION OF SAFLINK CORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 200,000,000 TO 1,500,000,000 AND TO EFFECT REVERSE SPLIT BY A RATIO OF BETWEEN 1 FOR 5 AND 1 FOR 15	Against	Issuer	For	Against
3	APPROVAL OF THE SAFLINK CORPORATION 2007 EQUITY INCENTIVE PLAN	Against	Issuer	For	Against
4	APPROVAL OF THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING IF NECESSARY TO SOLICIT ADDITIONAL PROXIES	Against	Issuer	For	Against

SECURE ALLIANCE HOLDINGS CORP

Ticker Symbol:SAHC	Cusip Number:81372F106
Record Date: 4/16/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DEC 6 2007 BY AND AMONG SEQUOIA MEDIA GROUP, LC, A UTAH BASED LIMITED LIABILITY COMPANY, THE COMPANY AND SMG UTAH, LC, A UTAH LIMITED LIABILITY COMPANY AND WHOLLY OWNED SUBSIDIARY OF THE COMPANY, AS AMENDED BY THAT CERTAIN AMENDMENT NO. 1 DATED AS OF MARCH 31, 2008	For	Issuer	For	With
2	TO APPROVE THE FILING OF A CERTIFICATE OF AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO TO EFFECT A 1-FOR-2 REVERSE STOCK SPLIT OF THE COMPANY'S COMMON STOCK	For	Issuer	For	With
3	FILING OF CERTIFICATE OF AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES	Against	Issuer	For	Against
4	TO APPROVE THE FILING OF A CERTIFICATE OF AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPROATION TO CHANGE ITS NAME FROM ""SECURE ALLIANCE HOLDINGS CORPORATION"" TO ""AVINCI MEDIA CORPORATION""	For	Issuer	For	With
5	TO APPROVE THE 2008 STOCK INCENTIVE PLAN	Against	Issuer	For	Against
6	TO APPROVE ADJOURNMENTS OF THE SPECIAL MEETING IF DEEMED NECESSARY TO FACILITATE THE APPROVAL OF THE ABOVE PROPOSALS INCLUDING TO PERMIT THE SOLICITATION OF ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING, TO ESTABLISH A QUORUM OR TO APPROVE THE ABOVE PROPOSALS	Against	Issuer	For	Against

SMARTIRE SYSTEMS

Ticker Symbol:SMTR	Cusip Number:508266554
Record Date: 2/1/2008	Meeting Date: 3/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPOINTMENT OF DUNWOODY AS AUDITOR	For	Issuer	For	With
2	AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE RENUMERATION TO BE PAID TO THE AUDITOR OF THE COMPANY	For	Issuer	For	With
3	DETERMINE THE BOARD OF DIRECTORS AT 4	For	Issuer	For	With
5	RATIFY AND CONFIRM ALL ACTS OF THE DIRECTORS AND OFFICERS SINCE THE LAST ANNUAL MEETING	Against	Issuer	For	Against
4	ELECT BOARD OF DIRECTORS	Against	Issuer	For	Against

SOCKET COMMUNICATION

Ticker Symbol:SCKT	Cusip Number:833672108
Record Date: 2/25/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY APPOINTMENT OF MOSS ADAMS LLP AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008	For	Issuer	For	With
3	AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION TO EFFECT A CORPORATE NAME CHANGE	For	Issuer	For	With
4	AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF THE COMPANY'S COMMON STOCK AT A RATION WITHIN THE RANGE FROM ONE FOR FIVE TO ONE FOR TEN, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Against	Issuer	For	Against

SONIC FOUNDRY

Ticker Symbol:SOFO	Cusip Number:83545R108
Record Date: 1/11/2008	Meeting Date: 3/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With
2	PROPOSAL TO ADOPT 2008 SONIC FOUNDRY NON EMPLOYEE DIRECTORS STOCK OPTION PLAN	Against	Issuer	For	Against
3	PROPOSAL TO ADOPT 2008 SONIC FOUNDRY EMPLOYEE STOCK PURCHASE PLAN	For	Issuer	For	With
4	RATIFICATION OF THE APPT OF GRANT THORNTON LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With

SYMBOLLON PHARMACEUTICALS, INC.

Ticker Symbol:SYMBA	Cusip Number:8715H106
Record Date: 4/1/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENTS THEREOF	Against	Issuer	For	Against
1	A VOTE FOR ELECTION OF NOMINEE JACK KESSLER	Against	Issuer	For	Against
2	TO RATIFY THE APPOINTMENT OF VITALE, CATURANO & COMPANY LTS. AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY	Against	Issuer	For	Against

TEGAL CORPORATION

Ticker Symbol:TGAL	Cusip Number:879008209
Record Date: 7/18/2007	Meeting Date: 9/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS 1. DOHRING 2.KRAUSS 3.WADSWORTH 4.MIKA	Split	Issuer	For	With/Against
2	APPROVE AMENDMENT TO THE COMPANIES CERTIFICATE OF INCORPORATION TO CHANGE AUTHORIZED SHARES OF CAPITAL STOCK FROM 205M TO 55M AND CHANGE COMMON STOCK FROM 200M TO 50M	For	Issuer	For	With
3	APPROVE THE 2007 INCENTIVE PLAN	Against	Issuer	For	Against
4	APPOINT BURR, PILGER AND MAYER AS INDEPENDENT ACCOUNTANT FOR FISCAL YEAR ENDING MARCH 31,2008	For	Issuer	For	With

THE PRINCETON REVIEW

Ticker Symbol:REVU	Cusip Number:742352107
Record Date: 4/28/2008	Meeting Date: 6/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With

TRANSCEND

Ticker Symbol:TRCR	Cusip Number:893929208
Record Date: 3/31/2008	Meeting Date: 5/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008	For	Issuer	For	With

URON INC.

Ticker Symbol:URON	Cusip Number:917276206
Record Date: 2/22/2008	Meeting Date: 3/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF CAPICAL STOCK FOR ISSUANCE TO 250,000,000	Against	Issuer	For	Against
2	RATIFY THE APPOINTMENT OF LURIE BESIKOF LAPIDUS & COMPANY AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY	For	Issuer	For	With

VOXWARE

Ticker Symbol:VOXW	Cusip Number:92906L501
Record Date: 10/16/2007	Meeting Date: 12/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With
2	AMEND 2003 STOCK INCENTIVE PLAN TO INCREASE NUMBER OF SHARES OF COMMON STOCK RESERVED FOR ISSUANCE FROM 984734 TO 1537734.	Against	Issuer	For	Against
3	AUTHORIZE BOARD OF DIRECTORS TO AMEND OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION, REMOVE THE CLASSIFIED BOARD STRUCTURE AND PROVICE FOR ANNUAL ELECTION OF ALL DIRECTORS.	Against	Issuer	For	Against
4	RATIFY THE APPOINTMENT OF BDO SEIDMAN LLP AS INDEPENDENT ACCOUNTANT	For	Issuer	For	With

WIRELESS TELECOM GROUP

Ticker Symbol:WTT	Cusip Number:976524108
Record Date: 5/21/2007	Meeting Date: 7/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	Against	Issuer	For	Against

WIRELESS XCESSORIES

Ticker Symbol:XING	Cusip Number:97652L100
Record Date: 4/17/2008	Meeting Date: 6/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	For	Issuer	For	With

WPCS INTERNATIONAL INCORPORATED

Ticker Symbol:WPCS	Cusip Number:92931L203
Record Date: 8/20/2007	Meeting Date: 10/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	APPOINTMENT OF J.H.COHN AS INDEPENDENT ACCOUNTING FIRM	For	Issuer	For	With

Z TRIM

Ticker Symbol:ZTM	Cusip Number:988924106
Record Date: 7/13/2007	Meeting Date: 8/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Against	Issuer	For	Against
2	APPOINTMENT OF SPECTOR & WONG AS INDEPENDENT ACCOUNTANTS	For	Issuer	For	With
3	AMEND COMPANY'S 2004 INCENTIVE PLAN TO INCREASE SHARES BY AN ADDITIONAL 20,000,000 SHARES	Against	Issuer	For	Against

Z TRIM HOLDINGS INC

Ticker Symbol:ZTM	Cusip Number:988924106
Record Date: 11/2/2007	Meeting Date: 12/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	For	Issuer	For	With
2	RATIFY APPOINTMENT OF BLACKMAN KALLICK AS INDEPENDENT ACCOUNTANT.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

* Amy L. Siesennop

President

By /s/Joel R. Blumenschein

* Joel R. Blumenschein

Vice President

Date: August 7, 2008

*Print the name and title of each signing officer under his or her signature.